OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER OPERATING INCOME

For the years ended December 31, 2023 and 2022, other operating income consists of:

	Years Ended December 31,
	2023	2022	2021
Other income	$34,794	$144,396	-
Subsidy from government	-	-	490,300
	$34,794	$144,396	490,300